Amounts Receivable and Prepaids	9 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Amounts Receivable and Prepaids [Text Block]

6. Amounts Receivable and Prepaids

	December 31, 2024	March 31, 2024
Sales tax receivable **	$9,086	$6,818
Prepaid expenses and other receivables	6,883	7,667
Receivable on sale of subsidiary*	1,816	1,816
Amounts receivable and prepaids (gross)	$17,785	$16,301

Provision and liability on sales tax receivable, opening	$(6,777)	$-
Additions	(310)	(6,777)
Recovery and reversal	1,269	-
Foreign exchange	(287)	-
Provision on sales tax receivable	$(6,105)	$(6,777)
Less: current portion for receivables and prepaids	(8,910)	(6,929)
Long term portion	$2,770	$2,595

*  Receivable is conditional upon ruling by the by the Swedish Tax Authority related to an ongoing value added tax process.  If the ruling is favourable, amounts will be received, otherwise, the amounts will not be collectible.  Management has assessed the collectability using a probability model under a range of scenarios and this receivable reflects the results of that process.

** During the year ended March 31, 2024, after examination of the history of claims and payments received  from various authorities, together with regulatory challenges, the Company assessed the collectability of its sales tax receivable balance. As a result, the Company determined that there is uncertainty over the collection of certain amounts, and recorded a provision of $4.5 million for these receivables. During the period ended December 31, 2024, an additional provision was recognized of $0.3 million and the Company recovered $0.8 million in relation to the provision of $4.5 million and reversed an additional $0.5 million of the same provision as a result of further examination of the sales tax provision amounts. The Company also received an assessment of $2.3 million for sales tax payable that is included in the provision as a result of a sales tax audit related to periods prior to the acquisition of 9376-9974 Quebec Inc. in 2021, and the recovered amount of $0.8 million has been applied against the sales tax payable.